Vessel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2019
Vessel Operating Costs
Schedule of vessel operating costs

	For the year ended
	December 31,
	2017	2018	2019
Crew costs	39,525	38,637	36,944
Technical maintenance expenses	15,604	16,174	20,987
Other operating expenses	21,143	18,886	18,811
Total	76,272	73,697	76,742